PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Plant and equipment, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Plant and building	140,301	155,343
Machinery and equipment	52,972	73,824
Furniture and office equipment	11,466	11,536
Motor vehicles	18,338	10,194
Leasehold improvements	212	212

Total	223,289	251,109
Accumulated depreciation	(61,438)	(66,000)
Construction in progress	28,243	131,976

Plant and equipment, net	190,094	317,085